Other Assets	12 Months Ended
Jan. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Other Assets
OTHER ASSETS
Other assets as of January 31, 2012 and 2011 consist of:

	January 31,
	2012	2011
	(In thousands)
Deposits	$5,427	$6,175
Deferred financing costs, net	14,060	9,725
Capitalized software costs, net of accumulated amortization of $21,437 and $17,891, respectively	5,846	6,787
Long-term tax receivable	472	477
Long-term indemnification asset	4,689	—
Note receivable from Comverse, Inc.	8,536	7,019
Other	5,369	5,537
	$44,399	$35,720

Capitalized Software Costs
Included in other assets are capitalized software costs, which represent costs incurred primarily to develop Verint’s commercial software products. The roll forward of net capitalized software costs is as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(In thousands)
Capitalized software costs, net, beginning of year	$6,787	$8,530
Software costs capitalized during the year	3,399	2,527
Amortization of software costs	(4,135)	(4,236)
Effect of changes in foreign currencies and other	(205)	(34)
Capitalized software costs, net, end of year	$5,846	$6,787